DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS [Abstract]
Number of shares held under the Directors' deferred compensation plan	1,731	1,731	1,731
Deferred compensation expense	$ 27	$ 18	$ 0
Deferred compensation liability	287	280
Earnings on bank owned life insurance	140	136
Bank owned life insurance	4,276	4,136
Death benefits	10,900
Current portion of asset retirement obligation	111	90	$ 0
Paid To Beneficiaries [Member]
Death benefits	2,600
Paid To Company [Member]
Death benefits	8,300
Executive Life Insurance [Member]
Current portion of asset retirement obligation	$ 35	$ 28	$ 0